Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 4,574	$ 4,318
Deferred tax liabilities	(1,972)	(1,814)
Net deferred tax assets (liabilities)	$ 2,602	$ 2,504	$ 3,288